American Funds® Strategic Bond Fund
Investment portfolio
September 30, 2022
unaudited
Bonds, notes & other debt instruments 95.81% U.S. Treasury bonds & notes 38.50% U.S. Treasury 21.82%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2024	USD10,000	$9,551
U.S. Treasury 1.50% 2024	97	92
U.S. Treasury 2.25% 2024	1,224	1,185
U.S. Treasury 3.25% 2024	165	162
U.S. Treasury 0.50% 2025[1]	44,338	40,442
U.S. Treasury 2.75% 2025	1,500	1,443
U.S. Treasury 2.875% 2025	15,412	14,861
U.S. Treasury 3.00% 2025	4,365	4,217
U.S. Treasury 0.875% 2026	2,093	1,842
U.S. Treasury 1.625% 2026	385	350
U.S. Treasury 1.75% 2026	24,924	22,638
U.S. Treasury 1.875% 2026	566	521
U.S. Treasury 1.875% 2027	100	91
U.S. Treasury 2.75% 2027	2,950	2,783
U.S. Treasury 2.75% 2027	170	160
U.S. Treasury 3.25% 2027	285,149	274,737
U.S. Treasury 3.125% 2028	205	194
U.S. Treasury 1.75% 2029	200	175
U.S. Treasury 1.875% 2029	47,310	41,633
U.S. Treasury 2.625% 2029	387,904	356,391
U.S. Treasury 3.125% 2029[1]	826,581	784,339
U.S. Treasury 3.25% 2029	4,500	4,301
U.S. Treasury 1.375% 2031	4,248	3,453
U.S. Treasury 1.875% 2032	247,136	209,453
U.S. Treasury 2.75% 2032	1,000	914
U.S. Treasury 2.875% 2032	155,567	143,875
U.S. Treasury 4.375% 2039[1]	209,700	221,662
U.S. Treasury 1.125% 2040	45,000	27,898
U.S. Treasury 1.75% 2041[1]	447,578	306,389
U.S. Treasury 1.875% 2041[1]	268,000	190,084
U.S. Treasury 2.25% 2041	98,018	74,197
U.S. Treasury 3.25% 2042	85,000	75,440
U.S. Treasury 1.375% 2050	29,660	17,189
U.S. Treasury 1.625% 2050	66,000	40,964
U.S. Treasury 2.375% 2051	77,828	58,264
U.S. Treasury 3.00% 2052[1]	217,000	187,452
		3,119,342
U.S. Treasury inflation-protected securities 16.68%
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	155,065	146,483
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	48,475	46,291
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	307,631	287,263
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	156,976	146,791
U.S. Treasury Inflation-Protected Security 0.125% 2027[2]	92,731	85,469
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	325,736	284,632
American Funds Strategic Bond Fund — Page 1 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2032[2]	USD604,320	$523,188
U.S. Treasury Inflation-Protected Security 0.625% 2032[2]	481,408	437,488
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	3,759	2,471
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	381,283	239,756
U.S. Treasury Inflation-Protected Security 0.125% 2052[1,2]	290,267	183,948
		2,383,780
Total U.S. Treasury bonds & notes		5,503,122
Corporate bonds, notes & loans 24.87% Financials 6.08%
Advisor Group Holdings, LLC 6.25% 2028[3]	2,500	2,166
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	22,152	16,687
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	12,312	8,200
AG Merger Sub II, Inc. 10.75% 2027[3]	2,500	2,453
AG TTMT Escrow Issuer, LLC 8.625% 2027[3]	4,190	3,960
Alliant Holdings Intermediate, LLC 6.75% 2027[3]	3,000	2,592
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[3]	9,355	8,009
American Express Co. 2.55% 2027	24,375	21,745
American Express Co. 4.05% 2029	15,000	13,821
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[4]	10,000	9,104
Arthur J. Gallagher & Co. 3.50% 2051	5,758	3,927
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 8.813% 2029[5,6]	3,535	3,181
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[3]	5,250	5,113
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[4]	5,000	4,114
Bank of America Corp. 4.948% 2028 (USD-SOFR + 2.04% on 7/22/2027)[4]	20,000	19,237
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	11,400	8,449
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	16,500	12,352
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,482	8,196
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[4]	17,544	16,298
Bank of America Corp. 2.831% 2051 (USD-SOFR + 1.88% on 10/24/2050)[4]	4,861	2,905
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[4]	8,250	5,076
Bank of Montreal 2.65% 2027	30,000	26,786
Bank of Nova Scotia 2.45% 2032	18,471	14,078
Berkshire Hathaway, Inc. 2.875% 2032	20,000	16,848
Berkshire Hathaway, Inc. 3.85% 2052	20,000	15,354
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	7,975	6,247
Charles Schwab Corp. 2.45% 2027	17,775	15,977
Chubb INA Holdings, Inc. 2.85% 2051	8,089	5,303
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[4]	4,375	4,104
Citigroup, Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[4]	3,550	3,190
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]	12,513	9,622
Citigroup, Inc. 3.057% 2033 (USD-SOFR + 1.351% on 1/25/2032)[4]	8,085	6,376
Citigroup, Inc. 4.91% 2033 (USD-SOFR + 2.086% on 5/24/2032)[4]	3,777	3,480
CME Group, Inc. 2.65% 2032	25,000	20,592
Coinbase Global, Inc. 3.375% 2028[3]	11,300	7,091
Coinbase Global, Inc. 3.625% 2031[3]	46,125	25,668
Commonwealth Bank of Australia 2.688% 2031[3]	6,975	5,247
Compass Diversified Holdings 5.25% 2029[3]	5,280	4,151
Compass Diversified Holdings 5.00% 2032[3]	5,100	3,753
Corebridge Financial, Inc. 3.85% 2029[3]	7,945	7,012
Corebridge Financial, Inc. 3.90% 2032[3]	9,251	7,824
Corebridge Financial, Inc. 4.35% 2042[3]	2,597	2,005
American Funds Strategic Bond Fund — Page 2 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 4.40% 2052[3]	USD17,189	$13,116
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	10,225	8,055
Danske Bank AS 3.875% 2023[3]	4,600	4,529
Danske Bank AS 4.298% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[3,4]	12,525	11,164
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	1,995	1,901
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	9,425	8,012
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 8.00% 2026[5,6,7]	2,248	2,021
Digital Currency Group, Inc., Term Loan, 8.75% 2026[5,7]	2,997	2,493
FS Energy and Power Fund 7.50% 2023[3]	4,098	4,099
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	9,340	7,999
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	1,070	950
Goldman Sachs Group, Inc. 2.60% 2030	7,915	6,394
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	17,185	13,341
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[4]	40,000	30,706
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[4]	8,858	6,027
Goldman Sachs Group, Inc. 3.436% 2043 (USD-SOFR + 1.632% on 2/24/2042)[4]	4,855	3,373
Hightower Holding, LLC 6.75% 2029[3]	3,380	2,764
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	20,000	16,829
HSBC Holdings PLC 5.402% 2033 (USD-SOFR + 2.87% on 8/11/2032)[4]	15,000	13,358
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 4.013% 2022[6]	433	432
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 3.618% 2023[6]	2,055	1,988
Huarong Finance 2017 Co., Ltd. 4.75% 2027	2,024	1,599
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 4.105% 2023[6]	2,483	2,443
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 4.23% 2025[6]	2,993	2,578
Huarong Finance II Co., Ltd. 5.00% 2025	2,702	2,310
Huarong Finance II Co., Ltd. 5.50% 2025	3,056	2,754
Huarong Finance II Co., Ltd. 4.625% 2026	1,072	902
Huarong Finance II Co., Ltd. 4.875% 2026	476	389
HUB International, Ltd. 5.625% 2029[3]	7,300	6,110
ING Groep NV 4.252% 2033 (USD-SOFR + 2.07% on 3/28/2032)[4]	7,952	6,755
Intercontinental Exchange, Inc. 2.65% 2040	5,700	3,851
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]	9,875	7,658
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	10,000	9,165
JPMorgan Chase & Co. 2.947% 2028 (USD-SOFR + 1.17% on 2/24/2027)[4]	15,750	13,944
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[4]	11,000	10,318
JPMorgan Chase & Co. 4.851% 2028 (USD-SOFR + 1.99% on 7/25/2027)[4]	7,480	7,190
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	3,816	3,022
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[4]	9,675	7,170
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]	15,040	11,430
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	9,139	7,094
JPMorgan Chase & Co. 2.963% 2033 (USD-SOFR + 1.26% on 1/25/2032)[4]	3,389	2,668
JPMorgan Chase & Co. 4.586% 2033 (USD-SOFR + 1.80% on 4/26/2032)[4]	1,316	1,186
JPMorgan Chase & Co. 4.912% 2033 (USD-SOFR + 2.08% on 7/25/2032)[4]	2,740	2,530
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[4]	3,600	2,283
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[4]	5,000	4,359
Ladder Capital Corp. 4.25% 2027[3]	6,000	4,840
LPL Holdings, Inc. 4.625% 2027[3]	1,505	1,367
LPL Holdings, Inc. 4.00% 2029[3]	3,900	3,353
Marsh & McLennan Companies, Inc. 2.375% 2031	7,309	5,754
Morgan Stanley 4.679% 2026 (USD-SOFR + 1.669% on 7/17/2025)[4]	4,895	4,769
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	3,159	2,733
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[4]	13,914	13,031
American Funds Strategic Bond Fund — Page 3 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	USD17,686	$13,304
Morgan Stanley 4.889% 2033 (USD-SOFR + 2.077% on 7/20/2032)[4]	3,765	3,492
Morgan Stanley 5.297% 2037 (USD-SOFR + 2.62% on 4/20/2032)[4]	10,762	9,685
National Australia Bank, Ltd. 2.99% 2031[3]	17,000	13,105
National Financial Partners Corp. 6.875% 2028[3]	3,685	2,880
Navient Corp. 5.625% 2033	8,350	5,630
Oxford Finance, LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2027[3]	6,055	5,678
Progressive Corp. 2.50% 2027	20,000	18,088
Progressive Corp. 3.00% 2032	20,000	16,691
Toronto-Dominion Bank 2.00% 2031	20,000	14,950
Travelers Companies, Inc. 2.55% 2050	361	224
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[3,4]	5,375	3,545
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	1,650	1,504
Wells Fargo & Company 4.808% 2028 (USD-SOFR + 1.98% on 7/25/2027)[4]	10,000	9,548
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[4]	4,114	3,298
Wells Fargo & Company 3.35% 2033 (USD-SOFR + 1.50% on 3/2/2032)[4]	20,000	16,245
Wells Fargo & Company 4.897% 2033 (USD-SOFR + 4.897% on 7/25/2032)[4]	7,985	7,372
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[4]	2,200	1,905
Wells Fargo & Company 4.611% 2053 (USD-SOFR + 2.13% on 4/25/2052)[4]	15,080	12,274
Westpac Banking Corp. 1.953% 2028	7,248	6,032
		868,849
Consumer discretionary 3.14%
Affinity Gaming 6.875% 2027[3]	3,000	2,451
Allied Universal Holdco, LLC 4.625% 2028[3]	4,720	3,644
Allied Universal Holdco, LLC 6.00% 2029[3]	1,915	1,240
Amazon.com, Inc. 1.00% 2026	20,000	17,568
Amazon.com, Inc. 2.10% 2031	20,000	16,252
Amazon.com, Inc. 3.10% 2051	10,000	7,032
Asbury Automotive Group, Inc. 4.625% 2029[3]	2,865	2,297
Asbury Automotive Group, Inc. 5.00% 2032[3]	3,495	2,697
Atlas LuxCo 4 SARL 4.625% 2028[3]	3,605	2,727
AutoNation, Inc. 3.85% 2032	15,000	11,874
Bayerische Motoren Werke AG 3.90% 2025[3]	5,300	5,149
Bayerische Motoren Werke AG 3.45% 2027[3]	8,625	8,036
Bayerische Motoren Werke AG 2.55% 2031[3]	2,600	2,100
Bayerische Motoren Werke AG 3.70% 2032[3]	6,075	5,329
Booking Holdings, Inc. 4.625% 2030	4,000	3,766
Boyd Gaming Corp. 4.75% 2027	2,300	2,040
Boyd Gaming Corp. 4.75% 2031[3]	9,565	7,760
Burger King Corp. 5.75% 2025[3]	3,200	3,175
Caesars Entertainment, Inc. 6.25% 2025[3]	2,795	2,698
Caesars Entertainment, Inc. 4.625% 2029[3]	2,455	1,882
Caesars Resort Collection, LLC 5.75% 2025[3]	2,705	2,614
Carnival Corp. 5.75% 2027[3]	5,000	3,514
Carnival Corp. 4.00% 2028[3]	11,000	8,892
Carnival Corp. 6.00% 2029[3]	5,500	3,621
Carvana Co. 5.875% 2028[3]	9,000	4,582
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	7,775	6,352
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	19,871	15,079
Everi Holdings, Inc. 5.00% 2029[3]	5,750	4,725
Fertitta Entertainment, Inc. 4.625% 2029[3]	5,000	4,145
Fertitta Entertainment, Inc. 6.75% 2030[3]	15,000	11,428
American Funds Strategic Bond Fund — Page 4 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Co. 2.90% 2029	USD5,725	$4,346
Ford Motor Credit Company, LLC 5.125% 2025	4,175	3,946
Ford Motor Credit Company, LLC 2.70% 2026	7,820	6,496
Ford Motor Credit Company, LLC 4.95% 2027	4,670	4,179
General Motors Company 6.80% 2027	1,882	1,904
Grand Canyon University 3.25% 2023	5,500	5,431
Grand Canyon University 4.375% 2026	10,000	9,350
Grand Canyon University 5.125% 2028	7,000	6,351
Grupo Axo, SAPI de CV 5.75% 2026[3]	4,450	3,468
Hilton Grand Vacations Borrower 5.00% 2029[3]	3,403	2,752
Hilton Worldwide Holdings, Inc. 4.00% 2031[3]	4,485	3,633
Home Depot, Inc. 2.95% 2029	1,435	1,274
International Game Technology PLC 5.25% 2029[3]	5,600	4,972
Jacobs Entertainment, Inc. 6.75% 2029[3]	5,305	4,546
Lowe’s Companies, Inc. 5.625% 2053	10,000	9,272
Marriott International, Inc. 5.75% 2025	129	130
Marriott International, Inc. 2.85% 2031	13,790	10,849
Marriott International, Inc. 2.75% 2033	1,915	1,393
McDonald’s Corp. 4.60% 2032	5,090	4,867
McDonald’s Corp. 3.625% 2049	979	715
McDonald’s Corp. 4.20% 2050	2,259	1,816
McDonald’s Corp. 5.15% 2052	2,620	2,440
Melco International Development, Ltd. 5.375% 2029[3]	10,460	6,375
MercadoLibre, Inc. 2.375% 2026	4,255	3,650
MercadoLibre, Inc. 3.125% 2031	1,275	927
MGM Resorts International 6.00% 2023	1,900	1,903
MGM Resorts International 6.75% 2025	3,500	3,452
Mohegan Gaming & Entertainment 8.00% 2026[3]	20,000	16,721
Motel 6 Operating, LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 8.052% 2026[5,6]	2,109	2,082
NCL Corp., Ltd. 5.875% 2026[3]	5,600	4,269
NCL Corp., Ltd. 5.875% 2027[3]	3,805	3,176
NCL Corp., Ltd. 7.75% 2029[3]	4,880	3,689
Nordstrom, Inc. 4.25% 2031	6,000	4,122
Party City Holdings, Inc. 6.625% 2026[3]	560	255
Party City Holdings, Inc. 8.75% 2026[3]	8,080	4,697
Premier Entertainment Sub, LLC 5.625% 2029[3]	15,000	10,404
Premier Entertainment Sub, LLC 5.875% 2031[3]	15,000	10,145
QVC, Inc. 4.85% 2024	2,150	2,027
Real Hero Merger Sub 2, Inc. 6.25% 2029[3]	975	705
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	4,955	5,070
Royal Caribbean Cruises, Ltd. 4.25% 2026[3]	11,500	8,476
Royal Caribbean Cruises, Ltd. 5.50% 2028[3]	5,000	3,514
Royal Caribbean Cruises, Ltd. 8.25% 2029[3]	8,381	8,172
Sally Holdings, LLC and Sally Capital, Inc. 5.625% 2025	5,600	5,315
Sands China, Ltd. 5.90% 2028	3,250	2,739
Scientific Games Holdings, LP 6.625% 2030[3]	5,195	4,173
Stellantis Finance US, Inc. 1.711% 2027[3]	18,350	15,296
Stellantis Finance US, Inc. 2.691% 2031[3]	15,100	10,792
Studio City Co., Ltd. 7.00% 2027[3]	8,920	7,465
Toyota Motor Credit Corp. 3.375% 2030	2,865	2,563
Universal Entertainment Corp. 8.50% 2024[3]	5,500	5,068
VICI Properties, LP / VICI Note Co., Inc. 3.75% 2027[3]	955	838
VICI Properties, LP / VICI Note Co., Inc. 3.875% 2029[3]	6,800	5,719
VICI Properties, LP / VICI Note Co., Inc. 4.125% 2030[3]	7,860	6,581
American Funds Strategic Bond Fund — Page 5 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wheel Pros, Inc. 6.50% 2029[3]	USD2,185	$1,004
Wyndham Worldwide Corp. 4.375% 2028[3]	3,340	2,941
Wynn Resorts Finance, LLC 7.75% 2025[3]	775	758
Wynn Resorts Finance, LLC 5.125% 2029[3]	6,100	4,944
		448,826
Health care 2.55%
AbbVie, Inc. 2.60% 2024	3,616	3,444
AbbVie, Inc. 3.20% 2029	1,207	1,058
AmerisourceBergen Corp. 2.70% 2031	9,250	7,450
Amgen, Inc. 3.00% 2029	600	525
Amgen, Inc. 4.05% 2029	16,075	14,809
Amgen, Inc. 4.20% 2033	14,000	12,689
Amgen, Inc. 4.875% 2053	4,975	4,384
AstraZeneca Finance, LLC 1.75% 2028	3,325	2,798
AstraZeneca PLC 3.375% 2025	3,600	3,437
Avantor Funding, Inc. 4.625% 2028[3]	5,785	5,161
Banner Health 2.913% 2051	10,000	6,543
Bausch Health Americas, Inc. 9.25% 2026[3]	6,930	4,121
Bausch Health Americas, Inc. 8.50% 2027[3]	700	299
Bausch Health Companies, Inc. 5.00% 2029[3]	5,100	1,987
Baxter International, Inc. 2.272% 2028	5,032	4,160
Baxter International, Inc. 2.539% 2032	8,938	6,963
Baylor Scott & White Holdings 0.827% 2025	5,463	4,778
Baylor Scott & White Holdings 1.777% 2030	19,087	14,670
Becton, Dickinson and Company 4.298% 2032	10,000	9,137
Centene Corp. 2.45% 2028	24,165	19,715
Centene Corp. 3.00% 2030	3,625	2,879
Centene Corp. 2.625% 2031	6,580	4,973
Change Healthcare Holdings, LLC 5.75% 2025[3]	7,980	7,943
Cigna Corp. 2.375% 2031	1,713	1,365
CVS Health Corp. 1.75% 2030	1,865	1,429
CVS Health Corp. 3.75% 2030	2,135	1,902
CVS Health Corp. 4.25% 2050	1,064	836
Endo DAC / Endo Finance, LLC / Endo Finco 6.00% 2028[3,8]	4,300	247
Endo International PLC 5.875% 2024[3]	625	514
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[3]	2,725	2,155
Gilead Sciences, Inc. 2.80% 2050	1,462	906
HCA, Inc. 3.50% 2030	3,300	2,732
HCA, Inc. 3.625% 2032[3]	5,028	4,075
HCA, Inc. 5.25% 2049	2,300	1,876
HCA, Inc. 4.625% 2052[3]	5,856	4,411
Humana, Inc. 3.70% 2029	2,598	2,332
LifePoint Health, Inc. 6.75% 2025[3]	2,500	2,368
Merck & Co., Inc. 2.75% 2051	8,271	5,412
Minerva Merger Sub, Inc. 6.50% 2030[3]	10,000	7,925
Molina Healthcare, Inc. 3.875% 2030[3]	1,665	1,400
Molina Healthcare, Inc. 3.875% 2032[3]	8,020	6,581
Mozart Debt Merger Sub, Inc. 3.875% 2029[3]	5,000	4,017
Mozart Debt Merger Sub, Inc. 5.25% 2029[3]	8,000	6,055
Organon Finance 1, LLC 4.125% 2028[3]	5,545	4,753
Owens & Minor, Inc. 6.625% 2030[3]	6,825	6,023
Par Pharmaceutical, Inc. 7.50% 2027[3]	3,000	2,377
Radiology Partners, Inc. 9.25% 2028[3]	665	435
American Funds Strategic Bond Fund — Page 6 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Regeneron Pharmaceuticals, Inc. 1.75% 2030	USD1,395	$1,058
Roche Holdings, Inc. 1.93% 2028[3]	23,675	19,923
Roche Holdings, Inc. 2.076% 2031[3]	16,225	13,019
Roche Holdings, Inc. 2.607% 2051[3]	9,473	6,207
Summa Health 3.511% 2051	9,945	6,809
Sutter Health 1.321% 2025	6,000	5,426
Team Health Holdings, Inc. 6.375% 2025[3]	1,475	1,096
Tenet Healthcare Corp. 5.125% 2027[3]	4,100	3,688
Tenet Healthcare Corp. 6.125% 2028[3]	2,900	2,545
Tenet Healthcare Corp. 4.375% 2030[3]	15,000	12,553
Teva Pharmaceutical Finance Co. BV 6.00% 2024	5,710	5,552
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,750	1,706
Teva Pharmaceutical Finance Co. BV 3.15% 2026	7,300	6,000
Teva Pharmaceutical Finance Co. BV 4.75% 2027	14,245	12,116
Teva Pharmaceutical Finance Co. BV 6.75% 2028	3,900	3,588
Teva Pharmaceutical Finance Co. BV 5.125% 2029	16,280	13,470
Teva Pharmaceutical Finance Co. BV 4.10% 2046	5,000	2,995
UnitedHealth Group, Inc. 2.00% 2030	5,404	4,355
UnitedHealth Group, Inc. 2.30% 2031	7,320	5,903
UnitedHealth Group, Inc. 4.20% 2032	4,599	4,276
UnitedHealth Group, Inc. 3.25% 2051	14,216	9,908
UnitedHealth Group, Inc. 4.75% 2052	4,503	4,038
West Virginia United Health System Obligated Group 3.129% 2050	2,775	1,816
		364,096
Communication services 2.34%
AT&T, Inc. 4.35% 2029	1,250	1,170
AT&T, Inc. 2.25% 2032	5,000	3,787
AT&T, Inc. 3.50% 2053	19,942	13,321
Brightstar Escrow Corp. 9.75% 2025[3]	9,350	8,670
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2030[3]	2,200	1,790
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	13,500	10,378
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.75% 2032[3]	20,000	15,609
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.50% 2033[3]	7,875	5,836
CCO Holdings, LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	8,725	6,266
Consolidated Communications, Inc. 5.00% 2028[3]	2,800	1,953
Embarq Corp. 7.995% 2036	1,250	628
Front Range BidCo, Inc. 6.125% 2028[3]	5,000	3,515
Frontier Communications Corp. 5.00% 2028[3]	5,125	4,407
Gray Escrow II, Inc. 5.375% 2031[3]	2,650	2,084
Lamar Media Corp. 4.875% 2029	3,600	3,216
Level 3 Communications, Inc. 3.875% 2029[3]	1,200	948
Magallanes, Inc. 4.279% 2032[3]	18,191	14,989
Magallanes, Inc. 5.141% 2052[3]	21,863	15,932
Meta Platforms, Inc. 3.85% 2032[3]	45,000	39,602
Meta Platforms, Inc. 4.45% 2052[3]	22,500	18,400
Midas OpCo Holdings, LLC 5.625% 2029[3]	5,810	4,790
Netflix, Inc. 3.625% 2025[3]	2,225	2,105
Netflix, Inc. 4.875% 2028	15,250	14,306
Netflix, Inc. 5.875% 2028	15,466	15,130
Netflix, Inc. 5.375% 2029[3]	1,050	989
Netflix, Inc. 6.375% 2029	275	274
Netflix, Inc. 4.875% 2030[3]	1,535	1,406
News Corp. 3.875% 2029[3]	3,725	3,170
American Funds Strategic Bond Fund — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
News Corp. 5.125% 2032[3]	USD3,825	$3,364
Nexstar Broadcasting, Inc. 4.75% 2028[3]	6,000	5,112
Sirius XM Radio, Inc. 4.00% 2028[3]	7,600	6,480
Sirius XM Radio, Inc. 3.875% 2031[3]	10,575	8,224
Sprint Corp. 6.875% 2028	114	117
Sprint Corp. 8.75% 2032	3,175	3,687
T-Mobile US, Inc. 2.55% 2031	19,963	15,834
T-Mobile US, Inc. 2.875% 2031	3,037	2,452
T-Mobile US, Inc. 3.00% 2041	2,753	1,845
T-Mobile US, Inc. 3.40% 2052	7,214	4,775
Twitter, Inc. 5.00% 2030[3]	16,600	15,943
Univision Communications, Inc. 6.625% 2027[3]	7,100	6,716
Univision Communications, Inc. 4.50% 2029[3]	6,750	5,520
Univision Communications, Inc. 7.375% 2030[3]	2,050	1,961
Verizon Communications, Inc. 2.55% 2031	12,200	9,753
Verizon Communications, Inc. 3.55% 2051	20,000	14,107
Verizon Communications, Inc. 3.875% 2052	7,500	5,600
VZ Secured Financing BV 5.00% 2032[3]	5,600	4,194
Ziggo Bond Co. BV 5.125% 2030[3]	5,000	3,584
Ziggo Bond Finance BV 4.875% 2030[3]	1,425	1,128
		335,067
Energy 2.31%
AI Candelaria (Spain), SLU 5.75% 2033[3]	2,990	2,040
Apache Corp. 4.625% 2025	5,395	5,204
Apache Corp. 4.25% 2030	495	434
Apache Corp. 5.35% 2049	350	276
Baker Hughes Co. 2.061% 2026	3,341	2,941
BP Capital Markets America, Inc. 2.721% 2032	25,000	20,332
Callon Petroleum Co. 7.50% 2030[3]	7,005	6,147
Canadian Natural Resources, Ltd. 2.95% 2023	325	323
Canadian Natural Resources, Ltd. 3.85% 2027	2,000	1,850
Canadian Natural Resources, Ltd. 2.95% 2030	6,455	5,320
Cenovus Energy, Inc. 5.375% 2025	1,095	1,101
Cenovus Energy, Inc. 5.25% 2037	523	460
Cenovus Energy, Inc. 5.40% 2047	364	313
Cheniere Energy Partners, LP 4.00% 2031	4,790	4,026
Chesapeake Energy Corp. 5.50% 2026[3]	1,800	1,726
Chesapeake Energy Corp. 5.875% 2029[3]	1,550	1,440
Chevron Corp. 2.236% 2030	3,290	2,752
Chevron Corp. 3.078% 2050	1,181	839
CNX Resources Corp. 7.375% 2031[3]	3,079	3,018
Comstock Resources, Inc. 5.875% 2030[3]	3,015	2,633
Continental Resources, Inc. 2.875% 2032[3]	5,739	4,210
CrownRock, LP / CrownRock Finance, Inc. 5.00% 2029[3]	7,000	6,194
Diamondback Energy, Inc. 4.25% 2052	4,033	2,954
DT Midstream, Inc. 4.375% 2031[3]	9,905	8,184
Enbridge Energy Partners, LP 5.875% 2025	155	157
Energean Israel Finance, Ltd. 4.50% 2024[3]	2,395	2,257
Energean Israel Finance, Ltd. 5.875% 2031[3]	2,765	2,274
Energy Transfer Operating, LP 2.90% 2025	3,201	2,987
Energy Transfer Operating, LP 3.75% 2030	6,403	5,429
Energy Transfer Partners, LP 6.125% 2045	1,170	1,029
Energy Transfer Partners, LP 5.30% 2047	647	518
American Funds Strategic Bond Fund — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 6.00% 2048	USD352	$305
Energy Transfer Partners, LP 6.25% 2049	1,000	890
Energy Transfer Partners, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]	2,848	2,488
Energy Transfer Partners, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	2,700	1,981
Enterprise Products Operating, LLC 3.20% 2052	1,697	1,086
EQM Midstream Partners, LP 6.00% 2025[3]	7,200	6,667
EQM Midstream Partners, LP 6.50% 2027[3]	3,620	3,351
EQM Midstream Partners, LP 4.50% 2029[3]	2,555	2,063
EQM Midstream Partners, LP 4.75% 2031[3]	2,850	2,269
EQT Corp. 6.375% 2025[4]	2,000	2,006
EQT Corp. 3.90% 2027	2,500	2,280
EQT Corp. 5.00% 2029	980	916
EQT Corp. 3.625% 2031[3]	3,015	2,518
Equinor ASA 3.70% 2050	1,217	948
Exxon Mobil Corp. 4.227% 2040	1,200	1,045
Exxon Mobil Corp. 3.452% 2051	1,229	918
Gray Oak Pipeline, LLC 2.60% 2025[3]	4,442	3,986
Guara Norte SARL 5.198% 2034[3]	9,927	7,922
Hilcorp Energy I, LP 5.75% 2029[3]	1,285	1,126
Hilcorp Energy I, LP 6.00% 2030[3]	2,700	2,359
Hilcorp Energy I, LP 6.00% 2031[3]	865	753
Hilcorp Energy I, LP 6.25% 2032[3]	4,550	4,037
Kinder Morgan, Inc. 3.25% 2050	3,345	2,112
Leviathan Bond, Ltd. 5.75% 2023[3]	3,410	3,373
Leviathan Bond, Ltd. 6.75% 2030[3]	3,245	2,912
Magellan Midstream Partners, LP 3.95% 2050	12,500	8,910
Marathon Oil Corp. 4.40% 2027	1,175	1,099
MPLX, LP 1.75% 2026	5,933	5,198
MPLX, LP 2.65% 2030	6,409	5,030
MPLX, LP 4.95% 2032	9,163	8,336
MPLX, LP 5.50% 2049	1,000	852
Murphy Oil Corp. 5.875% 2027	1,965	1,841
MV24 Capital BV 6.748% 2034	6,639	5,624
MV24 Capital BV 6.748% 2034[3]	1,276	1,080
Neptune Energy Group Holdings, Ltd. 6.625% 2025[3]	2,775	2,580
New Fortress Energy, Inc. 6.50% 2026[3]	6,985	6,464
NGL Energy Operating, LLC 7.50% 2026[3]	12,925	11,517
NGPL PipeCo, LLC 3.25% 2031[3]	5,000	3,922
ONEOK, Inc. 5.85% 2026	5,053	5,072
ONEOK, Inc. 4.55% 2028	130	119
ONEOK, Inc. 4.35% 2029	230	206
ONEOK, Inc. 3.10% 2030	1,788	1,455
ONEOK, Inc. 6.35% 2031	6,154	6,043
ONEOK, Inc. 4.95% 2047	402	311
ONEOK, Inc. 5.20% 2048	4,988	3,985
ONEOK, Inc. 7.15% 2051	2,610	2,500
Petróleos Mexicanos 6.875% 2025	25,000	23,549
Petróleos Mexicanos 4.50% 2026	2,188	1,888
Petróleos Mexicanos 6.50% 2029	305	236
Petróleos Mexicanos 8.75% 2029[3]	14,137	12,119
Petróleos Mexicanos 5.95% 2031	625	423
Petróleos Mexicanos 6.70% 2032	11,544	8,117
American Funds Strategic Bond Fund — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petrorio Luxembourg SARL 6.125% 2026[3]	USD6,090	$5,503
Pioneer Natural Resources Company 1.90% 2030	6,555	5,021
Qatar Petroleum 3.30% 2051[3]	5,855	4,171
Range Resources Corp. 4.75% 2030[3]	1,340	1,165
SM Energy Co. 6.50% 2028	1,350	1,286
Southwestern Energy Co. 8.375% 2028	1,035	1,074
Southwestern Energy Co. 5.375% 2030	8,780	7,930
Southwestern Energy Co. 4.75% 2032	2,200	1,849
Sunoco Logistics Operating Partners, LP 5.40% 2047	1,090	885
Sunoco, LP 4.50% 2029	2,595	2,157
Targa Resources Partners, LP 4.875% 2031	3,290	2,835
Venture Global Calcasieu Pass, LLC 4.125% 2031[3]	3,970	3,302
Western Midstream Operating, LP 3.35% 2025[4]	1,532	1,430
Western Midstream Operating, LP 4.30% 2030[4]	1,101	944
Western Midstream Operating, LP 5.50% 2050[4]	2,539	2,054
		329,761
Utilities 2.03%
AEP Transmission Co., LLC 3.65% 2050	725	535
AES Corp. 2.45% 2031	7,500	5,749
AES Panama Generation Holdings SRL 4.375% 2030[3]	2,850	2,250
Alabama Power Co. 3.94% 2032	15,000	13,569
Alabama Power Co. 3.00% 2052	13,130	8,609
Alfa Desarrollo SpA 4.55% 2051[3]	5,874	3,890
Alliant Energy Finance, LLC 3.60% 2032[3]	10,450	8,941
Berkshire Hathaway Energy Company 2.85% 2051	968	598
Consumers Energy Co. 3.60% 2032	8,300	7,416
Consumers Energy Co. 3.10% 2050	1,828	1,239
Consumers Energy Co. 3.50% 2051	2,119	1,566
Consumers Energy Co. 2.65% 2052	2,675	1,664
DTE Electric Co. 3.65% 2052	5,750	4,358
DTE Energy Company 3.00% 2032	9,475	7,996
Duke Energy Corp. 4.50% 2032	18,000	16,302
Duke Energy Corp. 5.00% 2052	9,000	7,690
Edison International 3.125% 2022	2,800	2,795
Edison International 3.55% 2024	2,046	1,966
Edison International 4.95% 2025	425	417
Edison International 4.125% 2028	2,165	1,935
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[4]	10,000	7,925
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	350	333
Entergy Louisiana, LLC 4.75% 2052	4,600	4,014
Exelon Corp. 4.10% 2052[3]	750	581
FirstEnergy Corp. 2.65% 2030	3,712	3,002
ITC Holdings Corp. 4.95% 2027[3]	3,750	3,665
NextEra Energy Capital Holdings, Inc. 2.44% 2032	11,000	8,576
Northern States Power Co. 4.50% 2052	2,300	2,029
Oncor Electric Delivery Company, LLC 4.55% 2032[3]	7,150	6,888
Pacific Gas and Electric Co. 2.95% 2026	355	314
Pacific Gas and Electric Co. 3.15% 2026	104	94
Pacific Gas and Electric Co. 3.30% 2027	304	257
Pacific Gas and Electric Co. 3.30% 2027	144	125
Pacific Gas and Electric Co. 3.00% 2028	11,450	9,453
Pacific Gas and Electric Co. 4.65% 2028	141	125
American Funds Strategic Bond Fund — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.55% 2030	USD15,281	$13,113
Pacific Gas and Electric Co. 2.50% 2031	11,399	8,308
Pacific Gas and Electric Co. 3.25% 2031	28,176	21,539
Pacific Gas and Electric Co. 3.50% 2050	16,250	9,929
PG&E Corp. 5.00% 2028	1,995	1,720
PG&E Corp. 5.25% 2030	1,485	1,267
San Diego Gas & Electric Co. 1.70% 2030	4,575	3,531
Southern California Edison Co. 2.85% 2029	1,100	929
Southern California Edison Co. 2.75% 2032	20,875	16,566
Southern California Edison Co. 3.65% 2050	930	639
Southern California Edison Co. 3.45% 2052	25,000	16,876
Southern California Edison Co., Series C, 3.60% 2045	1,009	693
Southern California Gas Company 2.55% 2030	875	737
Talen Energy Corp. 7.25% 2027[3]	845	866
Union Electric Co. 3.90% 2052	2,153	1,697
Venture Global Calcasieu Pass, LLC 3.875% 2029[3]	4,855	4,174
Virginia Electric and Power Co. 2.30% 2031	5,825	4,626
Virginia Electric and Power Co. 2.40% 2032	23,125	18,463
Virginia Electric and Power Co. 2.95% 2051	8,000	5,202
WEC Energy Group, Inc. 5.15% 2027	4,100	4,068
Xcel Energy, Inc. 4.60% 2032	8,150	7,567
		289,376
Industrials 1.95%
Allegiant Travel Co. 7.25% 2027[3]	4,906	4,635
Allison Transmission Holdings, Inc. 3.75% 2031[3]	4,575	3,516
Ashtead Capital, Inc. 5.50% 2032[3]	10,000	9,297
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 2.75%) 5.865% 2028[5,6]	8,933	8,553
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 8.865% 2029[5,6]	2,590	2,480
Avis Budget Car Rental, LLC 5.75% 2027[3]	5,340	4,711
Avis Budget Group, Inc. 5.375% 2029[3]	4,030	3,315
Boeing Company 4.875% 2025	162	158
Boeing Company 5.15% 2030	22,866	21,179
Boeing Company 3.625% 2031	7,848	6,526
Boeing Company 3.60% 2034	6,460	4,854
Boeing Company 5.705% 2040	4,000	3,504
Bombardier, Inc. 7.125% 2026[3]	7,405	6,802
Bombardier, Inc. 7.875% 2027[3]	3,000	2,767
Bombardier, Inc. 6.00% 2028[3]	4,180	3,503
Burlington Northern Santa Fe, LLC 3.30% 2051	3,856	2,758
BWX Technologies, Inc. 4.125% 2028[3]	4,760	4,167
Canadian Pacific Railway, Ltd. 2.05% 2030	2,000	1,606
Canadian Pacific Railway, Ltd. 2.45% 2031	5,763	4,620
Canadian Pacific Railway, Ltd. 3.00% 2041	14,207	10,098
Canadian Pacific Railway, Ltd. 3.10% 2051	16,554	10,915
Carrier Global Corp. 3.377% 2040	1,028	745
Carrier Global Corp. 3.577% 2050	893	620
Clarivate Science Holdings Corp. 3.875% 2028[3]	2,525	2,088
CoreLogic, Inc. 4.50% 2028[3]	14,000	9,540
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 9.625% 2029[5,6]	3,375	2,548
CP Atlas Buyer, Inc. 7.00% 2028[3]	950	709
CSX Corp. 2.40% 2030	2,228	1,844
CSX Corp. 3.80% 2050	546	414
Eaton Corp. 4.15% 2033	10,118	9,156
American Funds Strategic Bond Fund — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Eaton Corp. 4.70% 2052	USD3,891	$3,428
F-Brasile SpA 7.375% 2026[3]	526	408
General Dynamics Corp. 2.25% 2031	8,576	7,006
GFL Environmental, Inc. 3.75% 2025[3]	7,700	7,056
PM General Purchaser, LLC 9.50% 2028[3]	9,000	7,546
Rolls-Royce PLC 5.75% 2027[3]	10,265	8,939
SkyMiles IP, Ltd. 4.50% 2025[3]	4,500	4,371
SkyMiles IP, Ltd. 4.75% 2028[3]	2,760	2,574
SkyMiles IP, Ltd., Term Loan, (3-month USD-LIBOR + 3.75%) 6.46% 2027[5,6]	3,000	3,015
Spirit AeroSystems, Inc. 4.60% 2028	9,000	6,517
SRS Distribution, Inc. 4.625% 2028[3]	3,655	3,144
TK Elevator Holdco GmbH 7.625% 2028[3]	1,400	1,175
TransDigm, Inc. 6.25% 2026[3]	3,000	2,915
TransDigm, Inc. 5.50% 2027	5,000	4,360
TransDigm, Inc. 4.875% 2029	1,990	1,612
Union Pacific Corp. 2.375% 2031	26,768	21,804
Union Pacific Corp. 2.80% 2032	9,999	8,342
Union Pacific Corp. 2.95% 2052	9,118	6,036
Union Pacific Corp. 3.50% 2053	7,500	5,455
Union Pacific Corp. 3.95% 2059	3,000	2,289
United Airlines Holdings, Inc. 6.50% 2027[3]	3,710	3,638
United Airlines, Inc. 4.375% 2026[3]	3,605	3,224
United Airlines, Inc. 4.625% 2029[3]	2,920	2,423
Vertical U.S. Newco, Inc. 5.25% 2027[3]	2,625	2,238
WESCO Distribution, Inc. 7.125% 2025[3]	5,835	5,848
WESCO Distribution, Inc. 7.25% 2028[3]	6,085	5,973
		278,964
Information technology 1.63%
Analog Devices, Inc. 1.70% 2028	6,752	5,646
Analog Devices, Inc. 2.10% 2031	12,879	10,226
Apple, Inc. 3.35% 2032	18,000	16,050
Apple, Inc. 2.375% 2041	12,110	8,413
Apple, Inc. 2.65% 2051	12,110	7,988
Apple, Inc. 3.95% 2052	5,911	4,948
Black Knight, Inc. 3.625% 2028[3]	4,330	3,702
BMC Software, Inc. 7.125% 2025[3]	2,770	2,718
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[5,6]	8,950	8,385
Booz Allen Hamilton, Inc. 3.875% 2028[3]	2,585	2,229
Booz Allen Hamilton, Inc. 4.00% 2029[3]	1,685	1,445
Broadcom, Inc. 4.00% 2029[3]	2,213	1,952
Broadcom, Inc. 4.75% 2029	6,000	5,605
Broadcom, Inc. 2.45% 2031[3]	8,307	6,272
Broadcom, Inc. 4.15% 2032[3]	7,731	6,482
Broadcom, Inc. 2.60% 2033[3]	8,550	6,121
Broadcom, Inc. 3.419% 2033[3]	8,000	6,121
Broadcom, Inc. 3.137% 2035[3]	1,495	1,051
Broadcom, Inc. 3.187% 2036[3]	5,996	4,114
Broadcom, Inc. 3.50% 2041[3]	6,686	4,524
Broadcom, Inc. 3.75% 2051[3]	3,441	2,264
CDK Global, Inc. 7.25% 2029[3]	14,175	13,506
CommScope, Inc. 7.125% 2028[3]	11,000	8,515
Diebold Nixdorf, Inc. 9.375% 2025[3]	20,424	15,573
Entegris Escrow Corp. 4.75% 2029[3]	9,885	8,729
American Funds Strategic Bond Fund — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Fidelity National Information Services, Inc. 3.10% 2041	USD1,446	$963
Global Payments, Inc. 2.90% 2031	4,685	3,587
International Business Machines Corp. 2.95% 2050	2,830	1,791
Oracle Corp. 2.875% 2031	12,487	9,863
Oracle Corp. 3.60% 2050	5,000	3,138
Oracle Corp. 3.95% 2051	6,167	4,102
Roper Technologies, Inc. 1.75% 2031	23,000	16,990
ServiceNow, Inc. 1.40% 2030	3,410	2,516
SK hynix, Inc. 1.50% 2026[3]	5,841	5,063
SK hynix, Inc. 2.375% 2031[3]	2,979	2,207
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 7.535% 2027[5,6]	7,075	6,704
Unisys Corp. 6.875% 2027[3]	2,675	2,092
VeriSign, Inc. 2.70% 2031	2,291	1,780
Veritas Holdings, Ltd. 7.50% 2025[3]	11,710	8,985
		232,360
Materials 1.04%
Air Products and Chemicals, Inc. 2.05% 2030	2,046	1,676
Air Products and Chemicals, Inc. 2.80% 2050	1,322	882
Anglo American Capital PLC 5.375% 2025[3]	919	913
Anglo American Capital PLC 5.625% 2030[3]	6,000	5,685
Axalta Coating Systems, LLC 4.75% 2027[3]	4,000	3,571
Ball Corp. 2.875% 2030	14,060	10,821
Braskem Idesa SAPI 7.45% 2029	13,000	9,880
Braskem Idesa SAPI 6.99% 2032[3]	13,676	9,163
Braskem SA 5.875% 2050[3]	2,700	1,919
CSN Islands XI Corp. 6.75% 2028	2,570	2,231
CSN Resources SA 4.625% 2031	1,542	1,054
CSN Resources SA 5.875% 2032	12,333	9,003
CSN Resources SA 5.875% 2032[3]	2,055	1,500
CVR Partners, LP 6.125% 2028[3]	5,290	4,614
Dow Chemical Co. 5.55% 2048	1,800	1,640
First Quantum Minerals, Ltd. 6.50% 2024[3]	2,850	2,796
First Quantum Minerals, Ltd. 6.875% 2026[3]	800	739
First Quantum Minerals, Ltd. 6.875% 2027[3]	6,500	5,864
FXI Holdings, Inc. 7.875% 2024[3]	2,000	1,582
FXI Holdings, Inc. 12.25% 2026[3]	5,791	4,597
International Flavors & Fragrances, Inc. 2.30% 2030[3]	15,800	12,147
LYB International Finance III, LLC 4.20% 2050	2,800	2,018
LYB International Finance III, LLC 3.625% 2051	8,366	5,478
Methanex Corp. 5.125% 2027	3,850	3,240
Newcrest Finance Pty, Ltd. 3.25% 2030[3]	2,719	2,271
Newcrest Finance Pty, Ltd. 4.20% 2050[3]	1,807	1,305
Nova Chemicals Corp. 5.25% 2027[3]	6,050	5,156
Nova Chemicals Corp. 4.25% 2029[3]	10,000	7,825
Olin Corp. 5.00% 2030	4,500	3,741
Rio Tinto Finance (USA), Ltd. 2.75% 2051	5,512	3,583
SCIH Salt Holdings, Inc. 4.875% 2028[3]	17,835	14,762
Tronox, Ltd. 4.625% 2029[3]	9,435	7,002
		148,658
American Funds Strategic Bond Fund — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.99%	Principal amount (000)	Value (000)
7-Eleven, Inc. 0.95% 2026[3]	USD6,625	$5,721
7-Eleven, Inc. 1.30% 2028[3]	1,890	1,525
7-Eleven, Inc. 1.80% 2031[3]	12,000	8,933
7-Eleven, Inc. 2.50% 2041[3]	12,000	7,473
7-Eleven, Inc. 2.80% 2051[3]	10,835	6,343
Albertsons Companies, Inc. 3.50% 2029[3]	7,500	6,061
Altria Group, Inc. 3.40% 2030	1,572	1,275
Altria Group, Inc. 5.95% 2049	4,889	4,061
Altria Group, Inc. 3.70% 2051	9,080	5,499
Anheuser-Busch InBev NV 4.60% 2048	5,305	4,409
British American Tobacco PLC 2.726% 2031	5,000	3,728
British American Tobacco PLC 4.742% 2032	15,000	12,573
British American Tobacco PLC 4.39% 2037	1,050	751
British American Tobacco PLC 3.734% 2040	2,640	1,696
British American Tobacco PLC 4.54% 2047	1,719	1,143
British American Tobacco PLC 4.758% 2049	941	644
British American Tobacco PLC 5.65% 2052	4,750	3,630
Central Garden & Pet Co. 4.125% 2031[3]	2,365	1,864
Constellation Brands, Inc. 4.35% 2027	11,513	11,061
Constellation Brands, Inc. 4.75% 2032	6,096	5,712
Imperial Tobacco Finance PLC 6.125% 2027[3]	6,435	6,351
Kraft Heinz Company 3.00% 2026	2,567	2,369
Kraft Heinz Company 3.875% 2027	2,236	2,092
Kraft Heinz Company 5.50% 2050	1,177	1,061
Kronos Acquisition Holdings, Inc. 7.00% 2027[3]	5,000	3,835
MARB BondCo PLC 3.95% 2031[3]	3,086	2,238
NBM US Holdings, Inc. 6.625% 2029[9]	4,100	3,750
Philip Morris International, Inc. 1.75% 2030	6,736	4,930
Post Holdings, Inc. 5.50% 2029[3]	4,000	3,464
Post Holdings, Inc. 4.625% 2030[3]	4,000	3,294
Post Holdings, Inc. 4.50% 2031[3]	10,920	8,813
Reynolds American, Inc. 5.85% 2045	105	83
The Central America Bottling Corp. 5.25% 2029[3]	6,575	5,713
		142,095
Real estate 0.81%
American Tower Corp. 2.70% 2031	4,584	3,604
American Tower Corp. 4.05% 2032	4,308	3,719
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[3]	4,075	3,069
Equinix, Inc. 2.625% 2024	2,226	2,109
Equinix, Inc. 2.90% 2026	883	793
Equinix, Inc. 2.00% 2028	4,765	3,905
Equinix, Inc. 3.20% 2029	798	676
Equinix, Inc. 2.50% 2031	8,771	6,767
Equinix, Inc. 3.40% 2052	4,370	2,889
FibraSOMA 4.375% 2031[3]	7,079	4,996
Forestar Group, Inc. 3.85% 2026[3]	5,000	4,124
Gaming and Leisure Properties, Inc. 4.00% 2030	2,000	1,675
Howard Hughes Corp. 5.375% 2028[3]	3,900	3,242
Howard Hughes Corp. 4.375% 2031[3]	4,025	2,897
Iron Mountain, Inc. 5.00% 2028[3]	4,000	3,448
Iron Mountain, Inc. 4.50% 2031[3]	2,495	1,933
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	1,780
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	1,673
American Funds Strategic Bond Fund — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Public Storage 1.85% 2028	USD7,071	$5,966
Public Storage 2.30% 2031	1,902	1,525
Realogy Corp. 4.875% 2023[3]	1,985	1,940
Sun Communities Operating, LP 2.30% 2028	4,193	3,370
Sun Communities Operating, LP 2.70% 2031	14,919	11,296
Sun Communities Operating, LP 4.20% 2032	18,016	15,115
VICI Properties, LP 5.125% 2032	22,827	20,284
Xenia Hotels & Resorts, Inc. 4.875% 2029[3]	4,350	3,595
		116,390
Total corporate bonds, notes & loans		3,554,442
Mortgage-backed obligations 22.62% Federal agency mortgage-backed obligations 17.69%
Fannie Mae Pool #BT9510 2.50% 2051[10]	1,173	993
Fannie Mae Pool #BT9483 2.50% 2051[10]	1,165	985
Fannie Mae Pool #CB2319 2.50% 2051[10]	1,153	975
Fannie Mae Pool #CB2372 2.50% 2051[10]	559	474
Fannie Mae Pool #BF0548 3.00% 2061[10]	1,686	1,461
Freddie Mac Pool #SD7545 2.50% 2051[10]	1,072	908
Freddie Mac Pool #SD7554 2.50% 2052[10]	571	483
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 2032[10]	24,762	20,672
FREMF Mortgage Trust, Series 2017-K67, Class B, 4.08% 2049[3,6,10]	1,000	929
Government National Mortgage Assn. 2.50% 2052[10,11]	15,466	13,294
Government National Mortgage Assn. 4.00% 2052[10,11]	163,000	152,259
Government National Mortgage Assn. 4.50% 2052[10,11]	1,800	1,723
Uniform Mortgage-Backed Security 2.50% 2052[10,11]	3,146	2,640
Uniform Mortgage-Backed Security 2.50% 2052[10,11]	1,900	1,591
Uniform Mortgage-Backed Security 3.00% 2052[10,11]	1,192	1,038
Uniform Mortgage-Backed Security 4.00% 2052[10,11]	437,300	405,562
Uniform Mortgage-Backed Security 4.00% 2052[10,11]	38,700	35,920
Uniform Mortgage-Backed Security 4.50% 2052[10,11]	1,000,000	951,887
Uniform Mortgage-Backed Security 4.50% 2052[10,11]	233,700	222,691
Uniform Mortgage-Backed Security 5.00% 2052[10,11]	685,300	666,886
Uniform Mortgage-Backed Security 5.00% 2052[10,11]	46,700	45,504
		2,528,875
Commercial mortgage-backed securities 2.55%
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 2053[6,10]	1,500	1,246
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 5.00% 2049[6,10]	2,500	2,293
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 2031[6,10]	5,000	3,727
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.328% 2055[6,10]	1,750	1,650
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 2064[10]	5,750	4,393
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 2064[6,10]	750	618
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 2064[6,10]	727	581
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2050[10]	3,564	3,218
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 2055[6,10]	2,054	1,877
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class C, 5.45% 2055[6,10]	1,629	1,488
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 2051[6,10]	1,500	1,359
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 2054[10]	500	384
Benchmark Mortgage Trust, Series 2022-B34, Class C, 3.961% 2055[6,10]	282	218
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.594% 2055[6,10]	11,274	9,221
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.594% 2055[6,10]	500	435
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 2055[6,10]	2,500	2,281
American Funds Strategic Bond Fund — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2022-B36, Class C, 5.29% 2055[6,10]	USD1,445	$1,280
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 2057[6,10]	4,087	3,410
Boca Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 5.164% 2039[3,6,10]	7,449	7,264
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 5.986% 2027[3,6,10]	3,000	2,969
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 3.706% 2034[3,6,10]	4,900	4,520
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2034[3,6,10]	5,023	4,788
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 3.518% 2036[3,6,10]	22,871	21,871
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 3.768% 2036[3,6,10]	2,690	2,528
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 4.115% 2036[3,6,10]	14,919	13,948
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 4.464% 2036[3,6,10]	14,940	13,935
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 4.713% 2036[3,6,10]	3,450	3,210
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 5.684% 2037[3,6,10]	4,331	4,069
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 3.688% 2038[3,6,10]	4,322	4,114
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 3.918% 2038[3,6,10]	4,636	4,379
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 4.068% 2038[3,6,10]	10,285	9,828
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 4.218% 2038[3,6,10]	12,036	11,341
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 4.318% 2038[3,6,10]	2,354	2,230
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 4.668% 2038[3,6,10]	4,865	4,598
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 4.685% 2039[3,6,10]	1,000	962
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 4.883% 2039[3,6,10]	6,537	6,101
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 4.935% 2039[3,6,10]	6,500	6,227
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 5.164% 2039[3,6,10]	1,964	1,938
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 5.296% 2039[3,6,10]	1,154	1,153
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 5.713% 2039[3,6,10]	2,177	2,163
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 5.794% 2039[3,6,10]	2,222	2,210
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 6.542% 2039[3,6,10]	1,886	1,876
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 6.561% 2039[3,6,10]	676	668
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 7.538% 2039[3,6,10]	1,500	1,496
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.033% 2035[3,6,10]	9,692	9,197
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[6,10]	630	621
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class C, 4.134% 2046[6,10]	2,000	1,966
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.279% 2048[6,10]	2,500	2,314
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.565% 2048[6,10]	5,640	5,280
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.739% 2046[10]	1,030	1,022
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[10]	655	627
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.587% 2047[6,10]	232	215
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.284% 2050[3,6,10]	1,000	979
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.798% 2048[6,10]	1,827	1,678
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 3.898% 2038[3,6,10]	4,172	4,048
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 4.198% 2038[3,6,10]	3,808	3,672
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 4.518% 2038[3,6,10]	4,872	4,694
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 5.068% 2038[3,6,10]	10,076	9,674
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 2036[3,6,10]	6,500	5,963
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD-LIBOR + 1.933%) 4.751% 2036[3,6,10]	3,212	3,065
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 4.226% 2024[3,6,10]	151	148
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 4.269% 2024[3,6,10]	293	288
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 4.452% 2024[3,6,10]	339	328
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 2049[6,10]	116	104
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.862% 2049[6,10]	1,503	1,353
American Funds Strategic Bond Fund — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.555% 2051[6,10]	USD5,000	$4,337
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2053[10]	100	82
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,10]	3,000	2,571
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 2038[3,10]	300	266
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 4.994% 2039[3,6,10]	818	818
Ilpt Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 5.743% 2039[3,6,10]	1,091	1,086
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME TERM SOFR + 3.286%) 6.131% 2037[3,6,10]	1,970	1,923
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME TERM SOFR + 3.685%) 6.53% 2037[3,6,10]	780	762
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 2045[6,10]	1,601	1,578
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 2039[3,10]	3,928	3,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 2039[3,10]	4,338	3,697
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 2039[3,6,10]	7,669	6,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[3,10]	11,522	9,588
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class B, 3.499% 2046[10]	2,959	2,886
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,10]	10,190	9,992
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 3.868% 2038[3,6,10]	1,374	1,330
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 4.218% 2038[3,6,10]	2,666	2,562
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295% 2046[6,10]	8,200	8,099
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 4.914% 2046[6,10]	1,000	977
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.211% 2047[6,10]	304	299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2048[10]	6,108	5,767
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 6.334% 2049[3,6,10]	1,951	1,856
Multi Family Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 6.834% 2050[3,6,10]	3,000	2,814
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 3.949% 2036[3,6,10]	1,011	925
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,10]	21,061	16,928
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 3.744% 2036[3,6,10]	10,450	9,921
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 4.147% 2038[3,6,10]	5,813	5,507
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 4.396% 2038[3,6,10]	250	235
Storagemart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 4.796% 2039[3,6,10]	8,500	7,994
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.457% 2050[6,10]	4,000	3,489
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 2052[6,10]	365	335
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[6,10]	4,000	3,719
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.115% 2059[6,10]	2,745	2,595
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,10]	380	377
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 2057[6,10]	2,000	1,916
		364,268
Collateralized mortgage-backed obligations (privately originated) 2.38%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[3,4,10]	9,017	8,272
Binom Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2061[3,6,10]	4,894	4,416
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 2061[3,10]	8,265	7,429
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 2070 (6.125% on 1/29/2025)[3,4,10]	29,339	26,069
Cascade Funding Mortgage Trust, Series 2020-HB4, Class M3, 2.72% 2030[3,6,10]	1,075	996
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,6,10]	4,845	4,575
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[3,6,10]	8,100	7,455
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 2068[3,6,10]	3,545	3,352
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 2068[3,6,10]	1,598	1,504
American Funds Strategic Bond Fund — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 2068[3,6,10]	USD1,598	$1,481
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 2054 (5.25% on 11/25/2027)[3,4,10]	3,984	3,485
Connecticut Avenue Securities, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 7.984% 2024[6,10]	1,015	1,049
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 3.031% 2041[3,6,10]	604	598
Connecticut Avenue Securities, Series 2021-R03, Class 1M1, (30-day Average USD-SOFR + 0.85%) 3.131% 2041[3,6,10]	3,995	3,908
Connecticut Avenue Securities, Series 2022-R04, Class 1M1, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[3,6,10]	1,391	1,376
Connecticut Avenue Securities, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 4.381% 2042[3,6,10]	1,830	1,809
Connecticut Avenue Securities, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 5.031% 2042[3,6,10]	4,815	4,813
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 2037[3,10]	1,000	905
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,10]	5,511	5,708
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 2069[3,10]	1,010	990
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 2069[3,10]	897	912
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 10.234% 2023[6,10]	8,670	8,911
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 6.384% 2027[6,10]	1,197	1,208
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 7.734% 2028[6,10]	1,926	1,983
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 7.784% 2028[6,10]	2,096	2,151
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 8.634% 2028[6,10]	2,075	2,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (1-month USD-LIBOR + 3.80%) 6.884% 2029[6,10]	411	416
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA3, Class M1, (1-month USD-SOFR + 0.75%) 3.031% 2033[3,6,10]	1,255	1,227
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 3.081% 2041[3,6,10]	6,501	6,375
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 3.131% 2041[3,6,10]	2,080	2,027
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 3.781% 2041[3,6,10]	3,250	2,957
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 3.581% 2042[3,6,10]	12,683	12,464
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 4.281% 2042[3,6,10]	17,352	17,188
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 4.435% 2042[3,6,10]	1,492	1,485
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 4.481% 2042[3,6,10]	6,376	6,323
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 5.231% 2042[3,6,10]	4,483	4,488
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 5.985% 2042[3,6,10]	3,344	3,253
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M2, (30-day Average USD-SOFR + 2.00%) 4.281% 2050[3,6,10]	6,565	6,459
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 4.784% 2050[3,6,10]	1,188	1,175
American Funds Strategic Bond Fund — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 4.934% 2050[3,6,10]	USD2,610	$2,572
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 5.081% 2050[3,6,10]	1,954	1,955
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, (1-month USD-LIBOR + 3.75%) 6.834% 2050[3,6,10]	337	337
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 8.184% 2050[3,6,10]	7,469	7,558
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 9.084% 2050[3,6,10]	11,420	11,823
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.082% 2067 (6.082% on 8/1/2026)[3,4,10]	3,461	3,367
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 3.669% 2036[6,10]	3,914	3,856
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 2050[3,6,10]	1,565	1,382
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,6,10]	1,994	1,995
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,6,10]	10,011	9,786
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2061 (7.00% on 4/25/2025)[3,4,10]	3,558	3,384
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,10]	2,733	2,517
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.601% 2058[3,6,10]	1,000	850
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 2058[3,6,10]	1,498	1,337
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.864% 2022[3,6,10]	14,260	13,640
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 3.984% 2055[3,6,10]	2,795	2,737
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD-LIBOR + 1.05%) 4.134% 2055[3,6,10]	545	535
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM7, Class A1, 5.11% 2062 (6.11% on 9/1/2026)[3,4,10]	607	590
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,6,10]	9,127	7,578
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757% 2038[3,10]	2,300	1,953
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.184% 2054[3,6,10]	3,000	2,965
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.072% 2057[3,6,10]	2,000	1,821
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.719% 2058[3,6,10]	3,388	2,678
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 2058[3,6,10]	2,350	1,948
Treehouse Park Improvement Association No.1 - Anleihen 9.75% 2033[3,7]	24,714	21,917
Tricorn American Homes, Series 2017-SFR2, Class E, 4.216% 2036[3,10]	5,500	5,361
VM Fund I, LLC 8.625% 2028[3,7]	50,780	50,019
		339,837
Total mortgage-backed obligations		3,232,980
Asset-backed obligations 4.81%
Aesop Funding, LLC, Series 2019-3A, Class B, 2.65% 2026[3,10]	425	392
Aesop Funding, LLC, Series 2019-2A, Class D, 3.04% 2025[3,10]	10,000	9,038
Aesop Funding, LLC, Series 2020-2A, Class C, 4.25% 2027[3,10]	8,000	7,239
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2027[3,10]	535	522
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 2.438% 2031[3,6,10]	17,738	17,491
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 3.118% 2031[3,6,10]	3,500	3,391
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 2026[3,10]	352	347
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 2027[3,10]	1,000	967
American Credit Acceptance Receivables Trust, Series 2022-1, Class E, 3.64% 2028[3,10]	12,764	11,345
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 2028[3,10]	1,500	1,453
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 2028[3,10]	2,220	2,176
American Credit Acceptance Receivables Trust, Series 2022-1, Class F, 4.87% 2028[3,10]	2,750	2,516
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 2028[3,10]	554	536
American Credit Acceptance Receivables Trust, Series 2022-2, Class E, 6.57% 2028[3,10]	10,000	9,432
American Credit Acceptance Receivables Trust, Series 2022-2, Class F, 7.74% 2029[3,10]	3,111	2,932
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 2027[10]	4,137	4,034
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 2026[10]	7,032	6,544
American Funds Strategic Bond Fund — Page 19 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,10]	USD537	$525
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[3,10]	7,500	7,027
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 2031[3,10]	7,500	6,941
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[3,10]	4,000	3,445
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,10]	2,375	2,254
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,10]	7,800	6,801
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 2034[3,10]	8,400	6,958
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,10]	1,806	1,360
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 2025[3,10]	4,500	4,361
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 2037[3,10]	8,024	6,802
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,10]	3,768	3,353
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[3,10]	3,944	3,508
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[3,10]	717	598
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 2061[3,10]	12,915	11,128
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 2062[3,10]	21,652	20,843
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 2062[3,10]	2,973	2,883
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 2032[3,10]	3,250	3,134
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 2032[3,10]	3,000	2,853
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 2045[3,10]	849	752
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 2045[3,10]	1,570	1,389
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,10]	58	58
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[3,10]	378	377
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 2028[3,10]	2,500	2,327
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 2030[3,10]	1,000	981
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 2030[3,10]	1,130	1,103
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 2030[3,10]	1,013	984
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 2032[3,10]	2,000	1,939
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 2032[3,10]	3,000	2,879
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 2027[10]	6,743	6,627
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,10]	143	143
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,10]	915	905
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[3,10]	200	198
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 2045[3,10]	3,714	3,177
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 2029[3,10]	418	412
Exeter Automobile Receivables Trust, Series 2022-2A, Class A2, 2.19% 2025[10]	2,192	2,184
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,10]	5,705	5,618
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,10]	505	503
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[3,10]	520	517
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 2027[10]	555	545
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 2028[10]	2,275	2,186
Exeter Automobile Receivables Trust, Series 2021-4A, Class E, 4.02% 2028[3,10]	2,558	2,270
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 2028[10]	5,161	4,859
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 2028[10]	2,453	2,384
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 2028[10]	1,498	1,437
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34% 2029[3,10]	23,432	21,289
Exeter Automobile Receivables Trust, Series 2022-4A, Class E, 8.23% 2030[3,10]	1,167	1,110
Exeter Automobile Receivables Trust, Series 2022-3A, Class E, 9.09% 2030[3,10]	15,000	14,892
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,10]	10,464	9,381
FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.017% 2037[3,10]	1,375	1,209
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 2038[3,10]	1,389	1,154
FirstKey Homes Trust, Series 2022-SFR2, Class S, 5.197% 2039[3,10]	2,251	2,117
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,10]	2,467	2,429
Freedom Financial, Series 2022-1FP, Class B, 1.91% 2029[3,10]	13,538	13,008
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 2046[3,10]	4,521	3,868
American Funds Strategic Bond Fund — Page 20 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 2046[3,10]	USD257	$217
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 2026[3,10]	2,000	1,791
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 2026[3,10]	6,000	5,303
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,10]	1,823	1,697
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,10]	3,550	3,175
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[3,10]	974	874
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,10]	19,550	18,805
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,10]	9,753	8,936
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,10]	3,660	3,350
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,10]	2,336	2,106
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 2026[3,10]	799	725
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 2026[3,10]	4,017	3,596
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,10]	10,573	9,062
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,10]	3,950	3,382
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,10]	2,477	2,076
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class B, 2.65% 2028[3,10]	1,466	1,251
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 2028[3,10]	6,942	5,778
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 5.077% 2031[3,6,10]	12,200	11,935
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 2030[3,10]	1,771	1,705
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,10]	4,890	4,720
Mission Lane Credit Card Master Trust, Series 2021-A, Class C, 4.75% 2026[3,10]	5,000	4,825
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 2027[3,10]	34,067	33,339
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 2027[3,10]	400	392
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 2027[3,10]	2,400	2,336
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,10]	6,465	5,508
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 2046[3,10]	4,404	3,258
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,10]	86	76
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,10]	177	158
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 2062[3,10]	5,313	4,144
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 2062[3,10]	11,333	9,015
Neuberger Berman CLO, Ltd., Series 2014-18A, Class A2R2, (3-month USD-LIBOR + 1.70%) 4.432% 2030[3,6,10]	1,000	956
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,10]	42,939	36,407
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 2027[3,10]	3,712	3,426
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 2027[3,10]	4,316	3,907
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 2027[3,10]	1,350	1,208
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 2027[3,10]	1,350	1,205
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 2031[3,10]	3,866	3,435
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 2031[3,10]	6,202	5,510
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 2031[3,10]	3,500	3,312
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 4.084% 2031[3,6,10]	14,233	14,097
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 5.174% 2031[3,6,10]	3,000	2,925
PFS Financing Corp., Series 2022-D, Class A, 4.27% 2027[3,10]	9,246	8,968
PFS Financing Corp., Series 2022-D, Class B, 4.90% 2027[3,10]	719	696
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 4.334% 2051[3,6,10]	1,603	1,565
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[3,10]	15,671	15,599
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 2030[3,10]	7,760	7,515
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 4.51% 2031[3,6,10]	1,265	1,215
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[3,10]	4,460	4,436
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[3,10]	8,130	8,040
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 2027[10]	15,000	14,424
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 2027[10]	1,550	1,510
American Funds Strategic Bond Fund — Page 21 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 2027[10]	USD3,288	$3,219
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 2027[10]	1,098	1,086
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 2028[10]	4,522	4,406
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 2028[10]	1,072	1,058
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 4.055% 2031[3,6,10]	2,000	1,919
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 2054[3,10]	5,209	4,712
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 2046[3,10]	7,026	5,818
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,10]	3,089	2,614
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,10]	14,168	12,160
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 2041[3,10]	19,886	16,734
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,10]	981	872
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2033[3,10]	8,839	7,741
Stratus CLO, Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 4.632% 2030[3,6,10]	21,360	20,877
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,10]	3,885	3,527
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[3,10]	2,889	2,516
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[3,10]	3,150	2,959
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[3,10]	1,145	988
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[3,10]	4,120	3,646
Voya CLO, Ltd., Series 2016-3A, Class A3R, 4.49% 2031[3,6,10]	1,750	1,653
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 2027[3,10]	3,125	3,033
		687,769
Bonds & notes of governments & government agencies outside the U.S. 3.45%
Angola (Republic of) 9.50% 2025	5,570	5,219
Angola (Republic of) 8.00% 2029	6,000	4,531
Argentine Republic 1.00% 2029	161	31
Argentine Republic 1.50% 2035 (3.625% on 7/9/2023)[4]	16,951	3,087
Belarus (Republic of) 5.875% 2026[8]	4,700	1,175
Brazil (Federative Republic of) 6.00% 2050[2]	BRL3,950	756
Brazil (Federative Republic of) 6.00% 2055[2]	8,650	1,659
Chile (Republic of) 4.34% 2042	USD3,565	2,832
Chile (Republic of) 3.10% 2061	21,959	12,778
Colombia (Republic of) 3.00% 2030	5,422	3,896
Colombia (Republic of) 3.125% 2031	3,297	2,292
Colombia (Republic of) 5.625% 2044	200	133
Colombia (Republic of) 5.00% 2045	7,341	4,471
Colombia (Republic of) 5.20% 2049	1,279	793
Dominican Republic 5.95% 2027	5,000	4,665
Dominican Republic 4.50% 2030[3]	1,467	1,160
Dominican Republic 6.00% 2033[3]	3,705	3,025
Dominican Republic 5.30% 2041[3]	2,088	1,419
Dominican Republic 5.875% 2060[3]	465	309
European Investment Bank 0.625% 2027	15,310	12,867
Gabonese Republic 7.00% 2031[3]	10,000	6,624
Ghana (Republic of) 18.85% 2023	GHS70,000	5,749
Ghana (Republic of) 20.75% 2023	40,000	3,703
Ghana (Republic of) 0% 2025	USD10,000	4,278
Ghana (Republic of) 19.00% 2026	GHS100,000	5,497
Ghana (Republic of) 6.375% 2027[3]	USD1,610	650
Greece (Hellenic Republic of) 3.45% 2024	EUR1,220	1,210
Greece (Hellenic Republic of) 3.375% 2025	1,480	1,452
India (Republic of) 7.61% 2030	INR367,000	4,587
India (Republic of) 7.88% 2030	333,000	4,214
Inter-American Development Bank 0.625% 2025	USD13,000	11,733
Italy (Republic of) 0.10% 2023[2]	EUR28,720	28,663
American Funds Strategic Bond Fund — Page 22 of 35

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 20, 0.10% 2025[2]	JPY522,000	$3,737
Japan Bank for International Cooperation 1.25% 2031	USD11,352	8,931
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[4]	30,000	20,643
OMERS Finance Trust 3.50% 2032[3]	20,000	18,249
OMERS Finance Trust 4.00% 2052[3]	20,000	16,802
Panama (Republic of) 3.298% 2033	7,940	6,140
Panama (Republic of) 4.50% 2056	1,475	1,001
Panama (Republic of) 4.50% 2063	5,850	3,880
Peru (Republic of) 2.392% 2026	1,365	1,241
Peru (Republic of) 2.783% 2031	11,165	8,868
Peru (Republic of) 6.15% 2032	PEN254,420	52,763
Peru (Republic of) 3.00% 2034	USD7,055	5,315
Peru (Republic of) 2.78% 2060	17,695	9,666
Philippines (Republic of) 1.648% 2031	13,830	10,433
Philippines (Republic of) 2.65% 2045	7,941	4,922
Romania 3.50% 2034	EUR995	659
Saskatchewan (Province of) 3.25% 2027	USD8,047	7,671
South Africa (Republic of) 5.875% 2032	15,000	12,429
Spain (Kingdom of) 1.25% 2030	EUR12,245	10,497
Sri Lanka (Democratic Socialist Republic of) 6.35% 2024[8]	USD4,530	1,167
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[8]	220	56
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[8]	4,450	1,123
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029[8]	6,460	1,646
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[8]	25,790	6,569
Tunisia (Republic of) 6.75% 2023	EUR30,000	22,506
Turkey (Republic of) 5.875% 2031	USD5,900	4,298
Ukraine 7.375% 2034[8]	5,370	1,030
United Kingdom 0.125% 2041[2]	GBP2,905	3,362
United Mexican States 2.659% 2031	USD5,405	4,157
United Mexican States 3.50% 2034	15,000	11,435
United Mexican States 5.00% 2051	3,290	2,538
United Mexican States 3.75% 2071	13,080	7,620
United Mexican States, Series M20, 10.00% 2024	MXN1,060,000	52,298
United Mexican States, Series M, 7.50% 2027	60,000	2,731
United Mexican States, Series M, 8.00% 2047	496,456	20,806
		492,647
Municipals 1.44% California 0.17%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B-1, 1.85% 2031	USD1,745	1,709
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 2036	4,470	3,578
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 2041	6,710	5,109
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	5,000	4,554
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	5,400	4,644
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	6,450	5,075
		24,669
Florida 0.18%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	15,075	13,655
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	14,910	11,987
		25,642
American Funds Strategic Bond Fund — Page 23 of 35

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.21%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	USD555	$525
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	2,645	2,297
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	960	836
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[3]	1,780	1,947
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	19,120	16,406
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	100	107
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	365	365
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	6,385	5,936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	13,690	2,196
		30,615
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	987	1,058
Ohio 0.30%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	48,815	43,087
Puerto Rico 0.18%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 2023	636	639
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 2025	1,275	1,288
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2027	1,264	1,291
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 2029	1,243	1,274
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 2031	1,207	1,233
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2033	1,145	1,009
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2035	1,029	882
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2037	883	727
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2041	1,201	941
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 2046	1,249	939
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2024	382	352
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2033	1,473	815
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 2043	5,702	2,858
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	50,777	11,511
		25,759
Washington 0.17%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 2036[3]	26,000	24,722
Wisconsin 0.22%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, 0% 2061	11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	22,030	19,670
		31,045
Total municipals		206,597
American Funds Strategic Bond Fund — Page 24 of 35

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.12%	Principal amount (000)	Value (000)
Fannie Mae 0.875% 2030	USD19,166	$14,992
Federal Farm Credit Banks 1.75% 2025	3,107	2,926
		17,918
Total bonds, notes & other debt instruments (cost: $15,864,900,000)		13,695,475
Common stocks 0.01% Consumer discretionary 0.01%	Shares
MYT Holding Co., Class B7,12	130,350	228
NMG Parent, LLC[12]	1,149	210
Total common stocks (cost: $1,013,000)		438
Preferred securities 0.00% Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, preferred shares, 10.00% 2029[7,12]	224,416	246
Total preferred securities (cost: $201,000)		246
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 2027[12]	4,602	231
Total rights & warrants (cost: $28,000)		231
Short-term securities 21.78% Money market investments 21.78%
Capital Group Central Cash Fund 2.81%[13,14]	31,144,518	3,114,140
Total short-term securities (cost: $3,113,337,000)		3,114,140
Total investment securities 117.60% (cost: $18,979,479,000)		16,810,530
Other assets less liabilities (17.60)%		(2,516,075)
Net assets 100.00%		$14,294,455
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
30 Day Federal Funds Futures	Long	24,699	November 2022	USD9,974,563	$(5,149)
30 Day Federal Funds Futures	Long	50,639	December 2022	20,319,469	(26,693)
30 Day Federal Funds Futures	Short	5,385	February 2023	(2,149,348)	31,400
3 Month SOFR Futures	Long	17	March 2023	4,067	(42)
90 Day Eurodollar Futures	Short	6,808	December 2024	(1,634,856)	39,388
2 Year U.S. Treasury Note Futures	Long	9,876	December 2022	2,028,438	(31,611)
5 Year U.S. Treasury Note Futures	Long	18,731	December 2022	2,013,729	(50,178)
10 Year Euro-Bund Futures	Long	483	December 2022	65,556	(3,091)
10 Year Italy Government Bond Futures	Short	666	December 2022	(73,091)	3,129
American Funds Strategic Bond Fund — Page 25 of 35

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
10 Year Japanese Government Bond Futures	Short	657	December 2022	USD(673,206)	$1,676
10 Year U.S. Treasury Note Futures	Long	5,370	December 2022	601,776	(30,166)
10 Year Ultra U.S. Treasury Note Futures	Short	5,540	December 2022	(656,403)	33,968
10 Year UK Gilt Futures	Short	4,661	December 2022	(501,689)	70,862
20 Year U.S. Treasury Bond Futures	Short	7	December 2022	(885)	75
30 Year Euro-Buxl Futures	Long	198	December 2022	28,456	(2,543)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,699	December 2022	(369,763)	32,976
					$64,001
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	157,095	IDR	2,340,400,000	Citibank	10/6/2022	$4,062
USD	188,685	AUD	279,200	Citibank	10/13/2022	10,069
USD	3,030	SEK	32,500	Bank of America	10/13/2022	100
USD	6,688	KRW	9,269,600	Citibank	10/14/2022	243
USD	9,011	INR	720,000	Citibank	10/14/2022	198
USD	52,114	ZAR	906,875	Bank of New York Mellon	10/17/2022	2,089
JPY	1,831,000	EUR	12,683	UBS AG	10/17/2022	226
USD	29	GBP	25	Bank of America	10/17/2022	1
EUR	5,427	MXN	110,000	Morgan Stanley	10/17/2022	(119)
JPY	11,200,000	USD	77,983	UBS AG	10/17/2022	(473)
CAD	109,175	USD	83,280	JPMorgan Chase	10/17/2022	(4,249)
JPY	44,499,912	USD	312,329	Morgan Stanley	10/17/2022	(4,366)
JPY	44,499,912	USD	312,330	Morgan Stanley	10/17/2022	(4,366)
USD	142,490	NZD	238,000	Bank of America	10/19/2022	9,286
USD	22,283	BRL	117,230	Morgan Stanley	10/20/2022	661
CLP	74,789,700	USD	83,756	Citibank	10/20/2022	(6,721)
USD	88,399	MXN	1,771,466	Morgan Stanley	10/26/2022	873
EUR	257,443	USD	254,065	JPMorgan Chase	10/26/2022	(1,293)
COP	816,915,000	USD	182,878	Morgan Stanley	10/27/2022	(6,642)
USD	4,193	SGD	5,945	JPMorgan Chase	10/28/2022	53
						$(368)
American Funds Strategic Bond Fund — Page 26 of 35

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
2.10125%	Annual	U.S. EFFR	Annual	1/12/2023	USD36,000	$(165)	$—	$(165)
2.045%	Semi-annual	3-month USD-LIBOR	Quarterly	3/24/2023	53,800	(558)	—	(558)
2.55%	Annual	U.S. EFFR	Annual	4/26/2023	50,000	(440)	—	(440)
2.5815%	Annual	U.S. EFFR	Annual	5/25/2023	96,000	(973)	—	(973)
1.8875%	Semi-annual	3-month USD-LIBOR	Quarterly	6/7/2023	33,600	(540)	—	(540)
1.56%	Semi-annual	3-month USD-LIBOR	Quarterly	7/6/2023	40,500	(876)	—	(876)
1.615%	Semi-annual	3-month USD-LIBOR	Quarterly	8/18/2023	73,000	(1,745)	—	(1,745)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD129,461	(2,028)	—	(2,028)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	1,103,232	(17,346)	—	(17,346)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	406,601	(6,554)	—	(6,554)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	1,016,363	(16,257)	—	(16,257)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	167,647	(2,702)	—	(2,702)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	167,648	(2,694)	—	(2,694)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	184,049	(2,989)	—	(2,989)
3-month USD-LIBOR	Quarterly	3.09009%	Semi-annual	10/31/2023	USD58,020	845	—	845
2.42%	Semi-annual	3-month USD-LIBOR	Quarterly	11/18/2023	50,000	(1,131)	—	(1,131)
0.204%	Annual	U.S. EFFR	Annual	2/26/2024	988,000	(54,697)	—	(54,697)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	466,800	(25,798)	—	(25,798)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	587,300	23,742	—	23,742
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	728,000	1,725	—	1,725
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	728,000	(323)	—	(323)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	745,200	(664)	—	(664)
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN1,051,500	(4,191)	—	(4,191)
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	USD84,400	5,418	—	5,418
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(42,640)	—	(42,640)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(42,732)	—	(42,732)
American Funds Strategic Bond Fund — Page 27 of 35

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN390,000	$(2,314)	$—	$(2,314)
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	1,310,000	(7,763)	—	(7,763)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026	660,000	(3,884)	—	(3,884)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026	255,000	(1,492)	—	(1,492)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026	780,000	(4,607)	—	(4,607)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026	250,000	(1,429)	—	(1,429)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026	330,000	(1,910)	—	(1,910)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026	505,000	(2,829)	—	(2,829)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026	256,000	(1,434)	—	(1,434)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026	385,000	(2,162)	—	(2,162)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026	579,000	(3,233)	—	(3,233)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026	274,000	(1,352)	—	(1,352)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026	283,000	(1,357)	—	(1,357)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,000	(1,384)	—	(1,384)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026	286,500	(1,437)	—	(1,437)
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026	292,000	(1,452)	—	(1,452)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026	1,305,000	(6,584)	—	(6,584)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026	282,500	(1,405)	—	(1,405)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026	431,000	(2,048)	—	(2,048)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026	438,000	(2,052)	—	(2,052)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	585,000	(2,705)	—	(2,705)
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026	868,000	(4,034)	—	(4,034)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026	289,000	(1,312)	—	(1,312)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	210,300	(952)	—	(952)
American Funds Strategic Bond Fund — Page 28 of 35

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	217,000	$(970)	$—	$(970)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	214,800	(982)	—	(982)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	657,000	(2,923)	—	(2,923)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	212,600	(946)	—	(946)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	420,500	(1,904)	—	(1,904)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(1,203)	—	(1,203)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026	286,200	(1,229)	—	(1,229)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026	427,800	(1,794)	—	(1,794)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026	572,500	(2,424)	—	(2,424)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	139,200	(612)	—	(612)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	149,500	(660)	—	(660)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	182,900	(806)	—	(806)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	224,900	(971)	—	(971)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	596,500	(2,597)	—[15]	(2,597)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	620,300	(2,685)	—	(2,685)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	635,800	(2,756)	—	(2,756)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026	736,700	(2,706)	—	(2,706)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026	1,031,300	(3,847)	—	(3,847)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026	589,382	(2,245)	—	(2,245)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026	294,600	(1,062)	—	(1,062)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026	383,700	(1,312)	—	(1,312)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	589,400	(2,037)	—[15]	(2,037)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	95	(3)	98
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN147,348	(504)	—	(504)
American Funds Strategic Bond Fund — Page 29 of 35

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	123,770	$(436)	$—	$(436)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026	147,300	(452)	—	(452)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	439,000	(1,325)	—	(1,325)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	303,900	(878)	—	(878)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026	297,800	(986)	—	(986)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026	442,100	(1,506)	—	(1,506)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026	595,500	(2,164)	—	(2,164)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026	194,771	(670)	—	(670)
8.565%	28-day	28-day MXN-TIIE	28-day	7/22/2027	500,000	(703)	—	(703)
8.525%	28-day	28-day MXN-TIIE	28-day	7/22/2027	500,000	(741)	—	(741)
8.5225%	28-day	28-day MXN-TIIE	28-day	7/22/2027	1,000,000	(1,487)	—	(1,487)
8.33%	28-day	28-day MXN-TIIE	28-day	7/23/2027	745,000	(1,384)	—	(1,384)
8.32%	28-day	28-day MXN-TIIE	28-day	7/29/2027	500,000	(938)	—	(938)
8.31%	28-day	28-day MXN-TIIE	28-day	8/2/2027	750,000	(1,436)	—	(1,436)
8.225%	28-day	28-day MXN-TIIE	28-day	8/4/2027	500,000	(1,040)	—	(1,040)
8.185%	28-day	28-day MXN-TIIE	28-day	8/5/2027	485,000	(1,046)	—	(1,046)
8.50%	28-day	28-day MXN-TIIE	28-day	8/16/2027	500,000	(771)	—	(771)
8.86%	28-day	28-day MXN-TIIE	28-day	8/25/2027	1,098,000	(920)	—	(920)
3.2633%	Annual	SONIA	Annual	8/25/2027	GBP263,966	(22,655)	—	(22,655)
3.29%	Annual	SONIA	Annual	8/25/2027	273,500	(23,129)	—[15]	(23,129)
3.265%	Annual	SONIA	Annual	8/25/2027	273,100	(23,417)	—	(23,417)
3.25%	Annual	SONIA	Annual	8/25/2027	273,100	(23,610)	—	(23,610)
3.23882%	Annual	SONIA	Annual	8/26/2027	555,700	(48,347)	—	(48,347)
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	USD15,300	(775)	—	(775)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	19,100	(980)	—	(980)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	19,100	(982)	—	(982)
American Funds Strategic Bond Fund — Page 30 of 35

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	USD14,500	$(737)	$—	$(737)
3-month USD-LIBOR	Quarterly	1.1655%	Semi-annual	3/4/2028	199,000	27,710	—	27,710
3.16%	Annual	SOFR	Annual	6/20/2028	168,000	(3,913)	—	(3,913)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	3,188	—	3,188
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	3,868	—	3,868
3-month USD-LIBOR	Quarterly	2.679%	Semi-annual	4/14/2030	USD4,800	389	—	389
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	31,843	—	31,843
3-month USD-LIBOR	Quarterly	2.35%	Semi-annual	3/24/2031	11,700	1,296	—	1,296
3-month USD-LIBOR	Quarterly	2.22%	Semi-annual	6/7/2031	7,300	886	—	886
3-month USD-LIBOR	Quarterly	1.89%	Semi-annual	7/6/2031	8,700	1,281	—	1,281
3-month USD-LIBOR	Quarterly	1.87%	Semi-annual	8/18/2031	15,500	2,317	—	2,317
3-month USD-LIBOR	Quarterly	2.57%	Semi-annual	11/18/2031	11,000	1,089	—	1,089
SOFR	Annual	3.10%	Annual	6/20/2033	90,300	2,915	—	2,915
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	11,500	491	—	491
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	11,400	487	—	487
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	9,200	378	—	378
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	8,900	378	—	378
3.1675%	Semi-annual	3-month USD-LIBOR	Quarterly	9/27/2048	29,000	(1,471)	—	(1,471)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	5,676	—	5,676
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,627	—	2,627
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,345	—	2,345
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	7,272	—	7,272
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	34,872	—	34,872
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	34,708	—	34,708
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	18,298	—	18,298
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(13,267)	—	(13,267)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(13,500)	—	(13,500)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(16,142)	—	(16,142)
						$(324,018)	$(3)	$(324,015)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2022 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 9/30/2022 (000)
CDX.NA.HY.38	5.00%	Quarterly	6/20/2027	USD215,864	$5,093	$(2,360)	$7,453
CDX.NA.IG.39	1.00%	Quarterly	12/20/2027	1,578,362	5,600	(1,165)	6,765
CDX.NA.HY.39	5.00%	Quarterly	12/20/2027	1,570,450	65,825	71,259	(5,434)
					$76,518	$67,734	$8,784
American Funds Strategic Bond Fund — Page 31 of 35

unaudited
Investments in affiliates14

	Value of affiliate at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2022 (000)	Dividend income (000)
Short-term securities 21.78%
Money market investments 21.78%
Capital Group Central Cash Fund 2.81%[13]	$397,473	$9,965,431	$7,249,350	$(177)	$763	$3,114,140	$16,513
Restricted security9

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 6.625% 2029	9/17/2020	$4,362	$3,750.03%
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $480,831,000, which represented 3.36% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,708,401,000, which represented 18.95% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,462,000, which represented .29% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Value determined using significant unobservable inputs.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $3,750,000, which represented .03% of the net assets of the fund.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 9/30/2022.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Strategic Bond Fund — Page 32 of 35

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $34,519,776,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $2,744,781,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.  As of September 30, 2022, the fund did not have any total return swaps.  The average month-end notional amounts of interest rate swaps, credit default swaps and total return swaps while held were $36,269,845,000, $3,685,065,000 and $1,000,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Strategic Bond Fund — Page 33 of 35

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,503,122	$—	$5,503,122
Corporate bonds, notes & loans	—	3,549,928	4,514	3,554,442
Mortgage-backed obligations	—	3,161,044	71,936	3,232,980
Asset-backed obligations	—	668,964	18,805	687,769
Bonds & notes of governments & government agencies outside the U.S.	—	492,647	—	492,647
Municipals	—	206,597	—	206,597
Federal agency bonds & notes	—	17,918	—	17,918
Common stocks	—	210	228	438
Preferred securities	—	—	246	246
Rights & warrants	—	231	—	231
Short-term securities	3,114,140	—	—	3,114,140
Total	$3,114,140	$13,600,661	$95,729	$16,810,530

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$213,474	$—	$—	$213,474
Unrealized appreciation on open forward currency contracts	—	27,861	—	27,861
Unrealized appreciation on centrally cleared interest rate swaps	—	216,142	—	216,142
Unrealized appreciation on centrally cleared credit default swaps	—	14,218	—	14,218
Liabilities:
Unrealized depreciation on futures contracts	(149,473)	—	—	(149,473)
Unrealized depreciation on open forward currency contracts	—	(28,229)	—	(28,229)
Unrealized depreciation on centrally cleared interest rate swaps	—	(540,157)	—	(540,157)
Unrealized depreciation on centrally cleared credit default swaps	—	(5,434)	—	(5,434)
Total	$64,001	$(315,599)	$—	$(251,598)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Strategic Bond Fund — Page 34 of 35

unaudited
Key to abbreviations
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
Certs. = Certificates
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
COP = Colombian pesos
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement
G.O. = General Obligation

GBP = British pounds
GHS = Ghanaian credi
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NZD = New Zealand dollars
Part. = Participation
PEN = Peruvian nuevos soles
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-112-1122O-S89828	American Funds Strategic Bond Fund — Page 35 of 35